Multifactor International Equity Fund
MULTIFACTOR INTERNATIONAL EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class S Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. In addition, certain Financial Intermediaries (as defined below in the Additional Information section) may impose different sales loads and waivers. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges and More About Deferred Sales Charges sections and Appendix A: Additional Information About Financial Intermediary-Specific Sales Charge Variations, Waivers and Discounts, beginning on pages 53, 57 and 79, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 17, of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Multifactor International Equity Fund		Class A	Class C	Class E	Class M	Class P	Class R6	Class S	Class Y	Class C1	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multifactor International Equity Fund		Advisory Fee	Distribution (12b-1) Fees [2]	Other Expenses [3]	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	[1]	0.45%	0.25%	0.32%	1.02%	(0.13%)	0.89%
Class C Shares	[1]	0.45%	0.75%	0.57%	1.77%	(0.13%)	1.64%
Class C1 Shares	[1]	0.45%	1.00%	0.32%	1.77%	(0.13%)	1.64%
Class E Shares	[1]	0.45%	none	0.57%	1.02%	(0.13%)	0.89%
Class M Shares	[1]	0.45%	none	0.32%	0.77%	(0.28%)	0.49%
Class P Shares	[1]	0.45%	none	0.17%	0.62%	(0.15%)	0.47%
Class R6 Shares	[1]	0.45%	none	0.17%	0.62%	(0.15%)	0.47%
Class S Shares	[1]	0.45%	none	0.32%	0.77%	(0.13%)	0.64%
Class T Shares	[1]	0.45%	0.25%	0.32%	1.02%	(0.13%)	0.89%
Class Y Shares	[1]	0.45%	none	0.12%	0.57%	(0.13%)	0.44%
[1]	Until February 29, 2020, Russell Investment Management, LLC ("RIM") has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 29, 2020, Russell Investments Fund Services, LLC ("RIFUS") has contractually agreed to waive 0.15% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. "Other Expenses" for Class A, Class C, Class C1, Class E, Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[2]	(including shareholder services fees of 0.25% for Class C1 Shares)
[3]	(including shareholder services fees of 0.25% for Class C and Class E Shares)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example - Multifactor International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	661	869	1,094	1,740
Class C Shares	167	545	947	2,073
Class C1 Shares	267	545	947	2,073
Class E Shares	91	312	551	1,236
Class M Shares	50	218	400	928
Class P Shares	48	183	331	760
Class R6 Shares	48	183	331	760
Class S Shares	65	233	415	942
Class T Shares	339	554	787	1,455
Class Y Shares	45	170	305	701

For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Multifactor International Equity Fund | Class C1 Shares | USD ($)	167	545	947	2,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Investments, Risks and Performance <br/><br/> Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks issued by companies economically tied to or located in developed market countries, other than the U.S. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the MSCI World ex USA Index or within the capitalization range of the MSCI World ex USA Index as measured at its most recent reconstitution.

Russell Investment Management, LLC ("RIM") seeks to achieve the Fund's investment objective by managing the Fund's overall exposures (such as value, momentum, quality, capitalization size, lower volatility, growth, industry,  sector, region, defensive or dynamic). The Fund’s exposures are monitored and analyzed relative to the MSCI World ex USA Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the MSCI World ex USA Index over the short, intermediate or long term. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the MSCI World ex USA Index but may include or be entirely comprised of stocks not included in the MSCI World ex USA Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures. RIM may also invest in index futures, index put or call options, currency forwards or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The baskets of securities or instruments selected for the Fund’s portfolio may not perform as RIM expects and security or instrument selection risk may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess the Fund’s portfolio characteristics and it is possible that its judgments regarding the Fund’s exposures may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
  Index-Based Investing. Index-based strategies may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
  Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
  Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
  Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions, among other negative consequences.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2018, RIM changed the Fund's primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2015 through December 31, 2017 and the returns of the MSCI World ex-USA Index (net of tax on dividends from foreign holdings) thereafter. The Multifactor International Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 6.93% (1Q/17) Lowest Quarterly Return: (13.04)% (4Q/18)
Average annual total returns<br/>for the periods ended December 31, 2018
Average Annual Total Returns - Multifactor International Equity Fund	1 Year	Since Inception
Class A
Class C
Class C1
Class E
Class M	(14.91%)	(0.91%)
Class P
Class R6	(14.82%)	(0.88%)
Class T
Class Y	(14.89%)	(0.90%)
Class S	(15.05%)	(1.05%)
Class S | Return After Taxes on Distributions	(15.42%)	(1.35%)
Class S | Return After Taxes on Distributions and Sale of Fund Shares	(8.17%)	(0.51%)
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	(14.09%)	(0.40%)
Multifactor International Equity Linked Benchmark (reflects no deduction for fees, or expenses)	(14.09%)	(0.18%)

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